Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Pershing Gold Corp.
Entity Central Index Key	0001432196
Entity Filer Category	Smaller Reporting Company